Union Contracts (Details)	Dec. 31, 2013 employees	Mar. 31, 2014 Mansfield OH Works [Member] employees	Mar. 31, 2014 Middletown OH Works [Member] employees	Mar. 31, 2014 Walbridge Tube [Member] employees	Mar. 31, 2014 Ashland Works [Member] employees
Concentration Risk [Line Items]
Entity Number of Employees	6,400	280	1,650	100	820